OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73.00%	67.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24.00%	17.00%
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3.00%	12.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.00%	4.00%
Total Percentage [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%